UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08788
                                   ----------

                  TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.
               --------------------------------------------------
              (Exact name of registrant as specified in charter)


              500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 3/31
                         ----

Date of reporting period: 9/30/05
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS



                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                              SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEMIANNUAL REPORT                                           |    INTERNATIONAL
--------------------------------------------------------------------------------

                              TEMPLETON RUSSIA AND
                            EAST EUROPEAN FUND, INC.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

FRANKLIN TEMPLETON INVESTMENTS

GAIN FROM OUR PERSPECTIVE(R)

                                    Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE               Each of our portfolio management groups
                                    operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                                    FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                                    TEMPLETON. Founded in 1940, Templeton
                                    pioneered international investing and, in
                                    1954, launched what has become the
                                    industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                                    MUTUAL SERIES. Founded in 1949, Mutual
                                    Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION                Because our management groups work
                                    independently and adhere to different
                                    investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST           At Franklin Templeton Investments, we seek
                                    to consistently provide investors with
                                    exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

Not part of the semiannual report

CONTENTS

SEMIANNUAL REPORT

Templeton Russia and East European Fund, Inc. .............................    1

Performance Summary .......................................................    5

Important Notice to Shareholders ..........................................    7

Financial Highlights and Statement of Investments .........................    8

Financial Statements ......................................................   11

Notes to Financial Statements .............................................   14

Annual Meeting of Shareholders ............................................   20

Dividend Reinvestment and Cash Purchase Plan ..............................   21

Shareholder Information ...................................................   22

--------------------------------------------------------------------------------

SEMIANNUAL REPORT

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Russia and East European Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in investments that are tied economically to Russia or East European countries.

--------------------------------------------------------------------------------
PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 9/30/05

[PIE CHART OMITTED]

Diversified Telecommunication Services ............   21.2%
Oil, Gas & Consumable Fuels .......................   18.1%
Metals & Mining ...................................   13.6%
Commercial Banks ..................................   13.5%
Electric Utilities ................................    8.1%
Pharmaceuticals ...................................    7.8%
Wireless Telecommunication Services ...............    3.9%
Chemicals .........................................    2.4%
Automobiles .......................................    2.1%
Other .............................................    2.1%
Short-Term Investments & Other Net Assets .........    7.2%
--------------------------------------------------------------------------------

Dear Shareholder:

This semiannual report for Templeton Russia and East European Fund, Inc. covers the period ended September 30, 2005.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 9.


                                                           Semiannual Report | 1

PERFORMANCE OVERVIEW

Templeton Russia and East European Fund posted six-month cumulative total returns of +54.19% in market price terms and +29.38% based on change in net asset value. In comparison, the Morgan Stanley Capital International (MSCI) Russia Index posted a +57.33% cumulative total return, and the MSCI Emerging Markets (EM) Eastern European Index posted a +41.15% cumulative total return in U.S. dollars for the same period.(1) In line with our long-term investment strategy, we are pleased with our long-term results. For the 10-year period ended September 30, 2005, the Fund delivered cumulative total returns of +565.23% in market price terms and +607.45% in net asset value terms, compared with the +1,014.17% and +248.34% cumulative total returns of the MSCI Russia Index and the MSCI EM Eastern European Index over the same period. 1 Please note that index performance information is provided for reference. We do not attempt to track the indexes but rather undertake investments on the basis of fundamental research. You can find the Fund's performance data in the Performance Summary on page 5.

ECONOMIC AND MARKET OVERVIEW

Russia's gross domestic product (GDP) expanded an estimated 5.9% in the first three quarters of 2005 compared with the same nine-month period in 2004.(2) High commodity prices, especially for oil, provided significant export revenues and a boost for the Russian economy, which relies heavily on its petroleum and natural gas industries. High commodity prices also supported Russia's trade balance, which grew to a surplus of US$80.1 billion in the first eight months of 2005, up from US$53.8 billion during the same eight-month period one year earlier.(3) Confirming signs of Russia's improved financial standing, the country repaid US$18.3 billion of its debt to the International Monetary Fund and the Paris Club (an organization of international creditors that provide debt relief to countries in need) ahead of schedule.(4) The Finance Ministry also announced plans to pay between US$3 billion and US$5 billion by the end of 2005, as well as another US$10 billion to US$15 billion in 2006,

(1) Source: Standard & Poor's Micropal. The MSCI Russia Index is market capitalization weighted and measures total returns of equity securities in Russia. The MSCI EM Eastern European Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in Eastern European emerging markets. As of 9/30/05, the Fund's 10-year average annual total returns were +20.86% based on market price and +21.61% based on net asset value, compared with the +27.26% and +13.29% average annual total returns of the MSCI Russia Index and the MSCI EM Eastern European Index for the same period. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

(2)   Source: Russian Economic Development and Trade Ministry.

(3)   Source: Federal Service of State Statistics, Russia.

(4)   Source: Russian Finance Ministry.


2 | Semiannual Report
prior to debt maturity. Fitch Ratings, an independent international credit rating agency, upgraded the country's sovereign long-term foreign currency credit rating to BBB, mainly due to the country's improving fiscal position. Aimed at improving regional relations, Russia and the European Union agreed to increase cooperation in a number of areas, including travel/tourism and international diplomacy.

Hungary's GDP grew an annualized 4.1% in second quarter 2005 compared with second quarter 2004.(5) This brought the growth rate to 3.5% annualized for the first half of the year.(5) GDP was driven by strengthening exports and domestic demand. Interest rates continued to fall in Hungary, with the central bank reducing its key policy rate as inflation remained relatively benign. The Hungarian central bank also substantially lowered its inflation outlook for 2006 and raised its 2006 GDP forecast to 3.9% from 3.6%. In politics, Hungary's presidential election was decided at the third and final vote and Laszlo Solyom, the candidate from opposition party Fidesz, emerged victorious.

Eastern European markets outperformed their emerging markets peers as greater integration with Western Europe, benign inflation and falling interest rates resulted in a favorable investment environment. The Russian market was the strongest performer, with the MSCI Russia Index returning +57.33% during the period under review.(1)

INVESTMENT STRATEGY

Our investment strategy employs a company-specific, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look for investments, we consider specific companies in the context of their sector and country. We perform in-depth research to construct an action list from which we construct the portfolio. Our emphasis is on value and not attempting to match or beat an index. During our analysis, we also consider a company's position in its sector, the economic framework and political environment.

MANAGER'S DISCUSSION

The Fund's performance, relative to the MSCI EM Eastern European Index, benefited from good stock selection and an underweighted position in banks,

TOP 10 EQUITY HOLDINGS
9/30/05

-----------------------------------------------------
COMPANY                                  % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                 NET ASSETS
-----------------------------------------------------
Sberbank RF                                   13.5%
 COMMERCIAL BANKS, RUSSIA
-----------------------------------------------------
Lukoil Holdings, ADR                          10.2%
 OIL, GAS & CONSUMABLE FUELS, RUSSIA
-----------------------------------------------------
Cherepovets Mk Severstal                       7.6%
 METALS & MINING, RUSSIA
-----------------------------------------------------
VolgaTelecom, ord. & ADR                       6.8%
 DIVERSIFIED TELECOMMUNICATION
 SERVICES, RUSSIA
-----------------------------------------------------
Unified Energy Systems                         5.6%
 ELECTRIC UTILITIES, RUSSIA
-----------------------------------------------------
Egis RT                                        5.0%
 PHARMACEUTICALS, HUNGARY
-----------------------------------------------------
Telekomunikacja Polska SA                      4.9%
 DIVERSIFIED TELECOMMUNICATION
 SERVICES, POLAND
-----------------------------------------------------
Mining and Metallurgical Co.
Norilsk Nickel                                 4.8%
 METALS & MINING, RUSSIA
-----------------------------------------------------
Mobile Telesystems, ADR                        3.9%
 WIRELESS TELECOMMUNICATION
 SERVICES, RUSSIA
-----------------------------------------------------
Sibirtelecom                                   3.9%
 DIVERSIFIED TELECOMMUNICATION
 SERVICES, RUSSIA
-----------------------------------------------------

(5)    Source: Hungarian Statistical Office.


                                                           Semiannual Report | 3
and zero exposure to the media industry and the food, beverage and tobacco industry group. Alternatively, an underweighted position in the energy sector led to our largest negative performance relative to the index, as the sector recorded strong price appreciation during the period. Overweighted exposure to materials and pharmaceuticals stocks also adversely impacted relative performance, as these areas underperformed the index.

As we continued our search for value stocks trading at attractive valuations, we added two new stocks to the Fund's portfolio during the six months under review. These were Oriflame Cosmetics, a cosmetics company that operates in Central and Eastern Europe; and Mobile Telesystems, a major Russian wireless telecommunications services provider. Other Russian stock purchases included JSC Salavatnefteorgsintez, which runs one of the country's largest oil refining and petrochemical complexes; Sibirtelecom, a leading integrated telecommunications services provider; and Unified Energy Systems, the country's biggest utility. Another key investment made during the period was BorsodChem Rt., a principal European producer of commodity and specialty chemicals. On the sell side, we reduced the Fund's exposure to Sberbank as we realized gains following the company's strong stock price appreciation. Similarly, we sold our investments in RBC Information Systems, Kalina and MOL on strength by period-end, while we trimmed holdings in GAZ Auto Plant as it also reached its sell target.

Thank you for investing in Templeton Russia and East European Fund. We welcome your comments and look forward to serving your future investment needs.

Sincerely,

[PHOTO OMITTED]

/S/ Mark Mobius
---------------

Mark Mobius
President and Chief Executive Officer -
Investment Management
Templeton Russia and East European Fund, Inc.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


4 | Semiannual Report

PERFORMANCE SUMMARY AS OF 9/30/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses. All total returns include reinvested distributions according to the terms specified in the Fund's dividend reinvestment and cash purchase plan and do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or realized gains on the sale of Fund shares.

PRICE AND DISTRIBUTION INFORMATION

------------------------------------------------------------------------------------
SYMBOL: TRF                                        CHANGE      9/30/05      3/31/05
------------------------------------------------------------------------------------
Net Asset Value (NAV)                             +$ 8.19      $ 48.78      $ 40.59
------------------------------------------------------------------------------------
Market Price (NYSE)                               +$17.00      $ 56.30      $ 39.30
------------------------------------------------------------------------------------
DISTRIBUTIONS (4/1/05-9/30/05)
Short-Term Capital Gain              $ 0.0675
------------------------------------------------------------------------------------
Long-Term Capital Gain               $ 2.8763
------------------------------------------------------------------------------------
  TOTAL                              $ 2.9438
------------------------------------------------------------------------------------

PERFORMANCE(1)

------------------------------------------------------------------------------------
                                      6-MONTH      1-YEAR       5-YEAR      10-YEAR
------------------------------------------------------------------------------------
Cumulative Total Return(2)
------------------------------------------------------------------------------------
  Based on change in NAV               +29.38%     +48.91%     +340.37%     +607.45%
------------------------------------------------------------------------------------
  Based on change in market price      +54.19%     +71.55%     +381.80%     +565.23%
------------------------------------------------------------------------------------
Average Annual Total Return(2)
------------------------------------------------------------------------------------
  Based on change in NAV               +29.38%     +48.91%      +34.52%      +21.61%
------------------------------------------------------------------------------------
  Based on change in market price      +54.19%     +71.55%      +36.96%      +20.86%
------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MORE CURRENT PERFORMANCE, CALL FRANKLIN TEMPLETON INVESTMENTS AT 1-800/342-5236.


                                                           Semiannual Report | 5

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING INCLUDING CURRENCY VOLATILITY, ECONOMIC INSTABILITY AND SOCIAL AND POLITICAL DEVELOPMENTS OF COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. RUSSIAN AND EAST EUROPEAN SECURITIES INVOLVE SIGNIFICANT ADDITIONAL RISKS, INCLUDING POLITICAL AND SOCIAL UNCERTAINTY (FOR EXAMPLE, REGIONAL CONFLICTS AND RISK OF WAR), CURRENCY EXCHANGE RATE VOLATILITY, PERVASIVENESS OF CORRUPTION AND CRIME IN THE RUSSIAN AND EAST EUROPEAN ECONOMIC SYSTEMS, DELAYS IN SETTLING PORTFOLIO TRANSACTIONS AND RISK OF LOSS ARISING OUT OF THE SYSTEM OF SHARE REGISTRATION AND CUSTODY USED IN RUSSIA AND EAST EUROPEAN COUNTRIES. ALSO, AS A NONDIVERSIFIED INVESTMENT COMPANY INVESTING IN RUSSIA AND EAST EUROPEAN COUNTRIES, THE FUND MAY INVEST IN A RELATIVELY SMALL NUMBER OF ISSUERS AND, AS A RESULT, BE SUBJECT TO GREATER RISK OF LOSS WITH RESPECT TO ITS PORTFOLIO SECURITIES.

(1) From 10/1/95 through 6/30/96, the Fund's Investment Manager agreed to reduce its fee by one-half. If the Investment Manager had not taken this action, the Fund's 10-year total return would have been lower.

(2) Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Six-month return has not been annualized.


6 | Semiannual Report

IMPORTANT NOTICE TO SHAREHOLDERS

SHARE REPURCHASE PROGRAM

The Fund's Board of Directors previously authorized management to implement an open-market share repurchase program pursuant to which the Fund may purchase Fund shares, from time to time, in open-market transactions, at the discretion of management. This authorization remains in effect.


                                                           Semiannual Report | 7

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

FINANCIAL HIGHLIGHTS

                                                    --------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                    SEPTEMBER 30, 2005                      YEAR ENDED MARCH 31,
                                                       (UNAUDITED)          2005        2004        2003        2002        2001
                                                    --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............       $   40.59        $   39.89   $   22.11   $   21.60   $   13.40   $   20.48
                                                    --------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)(a) ..............            0.14            (0.01)       0.15       (0.07)       0.05       (0.03)
   Net realized and unrealized gains (losses) ...           10.99             4.28       21.86        0.68        8.23       (7.05)
                                                    --------------------------------------------------------------------------------
Total from investment operations ................           11.13             4.27       22.01        0.61        8.28       (7.08)
                                                    --------------------------------------------------------------------------------
Capital share repurchases .......................              --               --          --          --        0.01        0.02
                                                    --------------------------------------------------------------------------------
Less distributions from:
   Net investment income ........................              --               --       (0.22)         --       (0.09)      (0.02)
   Net realized gains ...........................           (2.94)           (3.57)      (4.01)      (0.10)         --          --
                                                    --------------------------------------------------------------------------------
Total distributions .............................           (2.94)           (3.57)      (4.23)      (0.10)      (0.09)      (0.02)
                                                    --------------------------------------------------------------------------------
Net asset value, end of period ..................       $   48.78        $   40.59   $   39.89   $   22.11   $   21.60   $   13.40
                                                    ================================================================================
Market value, end of period(b) ..................       $   56.30        $   39.30   $   45.65   $   20.54   $   27.10   $   11.08
                                                    ================================================================================

Total return (based on market value per
   share)(c) ....................................           54.19%           (5.15)%    150.26%     (23.87)%    145.77%     (40.83)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............       $ 263,441        $ 218,577   $ 214,166   $ 118,724   $ 115,943   $  72,103
Ratios to average net assets:
   Expenses .....................................            1.84%(d)         1.80%       1.84%       2.02%       2.07%       2.05%
   Net investment income (loss) .................            0.66%(d)        (0.02)%      0.47%      (0.33)%      0.30%      (0.17)%
Portfolio turnover rate .........................            9.92%            7.65%      18.76%       7.85%      70.05%      63.77%

(a)   Based on average daily shares outstanding.

(b)   Based on the last sale on the New York Stock Exchange.

(c)   Total return is not annualized for periods less than one year.

(d)   Annualized.


8 | See notes to financial statements. | Semiannual Report

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY        SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 92.8%
   AUTOMOBILES 2.1%
   AvtoVAZ ....................................................................     Russia           197,950   $   5,057,622
(a)GAZ Auto Plant .............................................................     Russia             7,640         320,880
                                                                                                               -------------
                                                                                                                   5,378,502
                                                                                                               -------------
   CHEMICALS 2.4%
   BorsodChem Rt. .............................................................     Hungary          557,200       6,353,447
                                                                                                               -------------
   COMMERCIAL BANKS 13.5%
   Sberbank RF ................................................................     Russia            37,091      35,607,360
                                                                                                               -------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 21.2%
   Rostelecom, ADR ............................................................     Russia           256,460       3,841,771
   Sibirtelecom ...............................................................     Russia       146,940,180      10,285,812
   Southern Telecommunications Co. ............................................     Russia        63,812,635       7,051,296
   Telekomunikacja Polska SA ..................................................     Poland         1,646,000      12,822,303
   Uralsvyazinform ............................................................     Russia        99,690,000       3,952,709
   VolgaTelecom ...............................................................     Russia         3,685,789      14,743,156
                                                                                                               -------------
   VolgaTelecom, ADR ..........................................................     Russia           407,000       3,229,215
                                                                                                               -------------
                                                                                                                  55,926,262
                                                                                                               -------------
   ELECTRIC UTILITIES 8.1%
   Konakovskaya Gres ..........................................................     Russia         5,278,000       6,474,523
   Unified Energy Systems .....................................................     Russia        38,090,429      14,760,041
                                                                                                               -------------
                                                                                                                  21,234,564
                                                                                                               -------------
   MACHINERY 0.5%
(a)Saturn Research & Production Association ...................................     Russia        14,385,900       1,273,152
                                                                                                               -------------
   METALS & MINING 13.6%
(a)Chelyabinsk Pipe Works .....................................................     Russia         3,180,000       3,307,200
   Cherepovets Mk Severstal ...................................................     Russia         2,047,500      20,024,550
   Mining and Metallurgical Co. Norilsk Nickel ................................     Russia           158,300      12,561,105
                                                                                                               -------------
                                                                                                                  35,892,855
                                                                                                               -------------
   OIL, GAS & CONSUMABLE FUELS 18.1%
(a)JSC Salavatnefteorgsintez ..................................................     Russia           129,000       6,966,000
   Lukoil Holdings, ADR .......................................................     Russia           466,500      26,940,375
   Surgutneftegaz .............................................................     Russia         9,197,000       9,932,760
   Tatneft ....................................................................     Russia         1,207,300       3,863,360
                                                                                                               -------------
                                                                                                                  47,702,495
                                                                                                               -------------
   PERSONAL PRODUCTS 1.6%
   Oriflame Cosmetics, SDR ....................................................     Sweden           141,250       4,111,564
                                                                                                               -------------


                                                           Semiannual Report | 9

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

----------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY         SHARES         VALUE
----------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   PHARMACEUTICALS 7.8%
   Egis RT ....................................................................     Hungary          144,317   $  13,053,450
   Pliva D.D., GDR, Reg S .....................................................     Croatia          554,800       7,517,540
                                                                                                               -------------
                                                                                                                  20,570,990
                                                                                                               -------------
   WIRELESS TELECOMMUNICATION SERVICES 3.9%
   Mobile Telesystems, ADR ....................................................     Russia           253,800      10,324,584
                                                                                                               -------------
   TOTAL COMMON STOCKS (COST $90,547,578) .....................................                                  244,375,775
                                                                                                               -------------
   SHORT TERM INVESTMENTS (COST $16,982,253) 6.4%
   MONEY FUND 6.4%
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio ..............  United States    16,982,253      16,982,253
                                                                                                               -------------
   TOTAL INVESTMENTS (COST $107,529,831) 99.2% ................................                                  261,358,028
   OTHER ASSETS, LESS LIABILITIES 0.8% ........................................                                    2,082,540
                                                                                                               -------------
   NET ASSETS 100.0% ..........................................................                                $ 263,440,568
                                                                                                               =============

SELECTED PORTFOLIO ABBREVIATIONS:

ADR - American Depository Receipt

GDR - Global Depository Receipt

SDR - Swedish Depository Receipt

(a)   Non-income producing.

(b) See Note 7 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio.


10 | See notes to financial statements. | Semiannual Report

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2005 (unaudited)

Assets:
   Investments in securities:
     Cost - Unaffiliated issuers ...............................  $  90,547,578
     Cost - Sweep Money Fund (Note 7) ..........................     16,982,253
                                                                  -------------
     Total cost of investments .................................  $ 107,529,831
                                                                  -------------
     Value - Unaffiliated issuers ..............................  $ 244,375,775
     Value - Sweep Money Fund (Note 7) .........................     16,982,253
                                                                  -------------
     Total value of investments ................................    261,358,028
                                                                  -------------
   Receivables:
     Investment securities sold ................................      1,230,000
     Dividends .................................................      1,270,097
                                                                  -------------
       Total assets ............................................    263,858,125
                                                                  -------------
Liabilities:
   Payable to affiliates .......................................        302,051
   Accrued expenses and other liabilities ......................        115,506
                                                                  -------------
       Total liabilities .......................................        417,557
                                                                  -------------
Net assets, at value ...........................................  $ 263,440,568
                                                                  -------------
Net assets consist of:
   Paid-in capital .............................................  $  77,024,473
   Undistributed net investment income .........................        734,044
   Net unrealized appreciation (depreciation) ..................    153,825,357
   Accumulated net realized gain (loss) ........................     31,856,694
                                                                  -------------
Net assets, at value ...........................................  $ 263,440,568
                                                                  =============
Shares outstanding .............................................      5,400,092
                                                                  =============
Net asset value per share ......................................  $       48.78
                                                                  =============


                     Semiannual Report | See notes to financial statements. | 11

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

STATEMENT OF OPERATIONS
for the six months ended September 30, 2005 (unaudited)

Investment Income:
   Dividends (net of foreign taxes of $312,371):
     Unaffiliated issuers .....................................................   $  2,555,862
     Sweep Money Fund (Note 7) ................................................        217,402
   Interest ...................................................................          6,027
                                                                                  ------------
       Total investment income ................................................      2,779,291
                                                                                  ------------
Expenses:
   Management fees (Note 3a) ..................................................      1,369,937
   Administrative fees (Note 3b) ..............................................        279,223
   Transfer agent fees ........................................................         17,962
   Custodian fees (Note 4) ....................................................        294,109
   Reports to shareholders ....................................................         21,907
   Registration and filing fees ...............................................         11,908
   Professional fees ..........................................................         40,050
   Directors' fees and expenses ...............................................         10,655
   Other ......................................................................          5,789
                                                                                  ------------
       Total expenses .........................................................      2,051,540
       Expense reductions (Note 4) ............................................         (6,293)
                                                                                  ------------
         Net expenses .........................................................      2,045,247
                                                                                  ------------
           Net investment income ..............................................        734,044
                                                                                  ------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
     Investments ..............................................................     32,119,174
     Foreign currency transactions ............................................        (70,169)
                                                                                  ------------
       Net realized gain (loss) ...............................................     32,049,005
                                                                                  ------------
   Net change in unrealized appreciation (depreciation) on:
     Investments ..............................................................     27,381,175
     Translation of assets and liabilities denominated in foreign currencies ..         (3,235)
                                                                                  ------------
       Net change in unrealized appreciation (depreciation) ...................     27,377,940
                                                                                  ------------
Net realized and unrealized gain (loss) .......................................     59,426,945
                                                                                  ------------
Net increase (decrease) in net assets resulting from operations ...............   $ 60,160,989
                                                                                  ============


12 | See notes to financial statements. | Semiannual Report

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                -----------------------------------
                                                                                                 SIX MONTHS ENDED         YEAR
                                                                                                SEPTEMBER 30, 2005       ENDED
                                                                                                   (UNAUDITED)       MARCH 31, 2005
                                                                                                -----------------------------------
Increase (decrease) in net assets:
   Operations:
     Net investment income (loss) ...........................................................     $     734,044      $     (44,084)
     Net realized gain (loss) from investments and foreign currency transactions ............        32,049,005         30,643,382
     Net change in unrealized appreciation (depreciation) on investments and
       translation of assets and liabilities denominated in foreign currencies ..............        27,377,940         (7,583,184)
                                                                                                -----------------------------------
         Net increase (decrease) in net assets resulting from operations ....................        60,160,989         23,016,114
                                                                                                -----------------------------------

   Distributions to shareholders from net realized gains ....................................       (15,854,283)       (19,187,573)
                                                                                                -----------------------------------

   Capital share transactions: (Note 2) .....................................................           557,205            582,185
                                                                                                -----------------------------------
         Net increase (decrease) in net assets ..............................................        44,863,911          4,410,726
Net assets:
   Beginning of period ......................................................................       218,576,657        214,165,931
                                                                                                -----------------------------------
   End of period ............................................................................     $ 263,440,568      $ 218,576,657
                                                                                                ===================================
Undistributed net investment income included in net assets:
   End of period ............................................................................     $     734,044      $          --
                                                                                                ===================================


                     Semiannual Report | See notes to financial statements. | 13

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Russia and East European Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified closed-end investment company.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Directors.


14 | Semiannual Report

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION (CONTINUED)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.


                                                          Semiannual Report | 15

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with generally accepted accounting principles. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they will reverse in subsequent periods.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

On November 29, 2000, the Board of Directors of the Fund authorized management to implement an open-market share repurchase program pursuant to which the Fund may purchase, from time to time, shares of the Fund's common stock in open-market transactions, at the discretion of management. This authorization remains in effect.

At September 30, 2005, there were 100 million shares authorized ($0.01 par value). Through September 30, 2005, the Fund had repurchased a total of 50,000 shares. There were no share repurchases during the period ended September 30, 2005.


16 | Semiannual Report

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

2. CAPITAL STOCK (CONTINUED)

During the period ended September 30, 2005, 14,447 shares were issued for $557,205 from reinvested distributions. During the year ended March 31, 2005, 16,290 shares were issued for $582,185 from reinvested distributions.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                       AFFILIATION
--------------------------------------------------------------------------------
Templeton Asset Management Ltd. (TAML)           Investment manager
Franklin Templeton Services, LLC (FT Services)   Administrative manager

A. MANAGEMENT FEES

The Fund pays a monthly investment management fee to TAML based on the average weekly net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE      NET ASSETS
--------------------------------------------------------------------------------
      1.250%             Up to and including $1 billion
      1.200%             Over $1 billion, up to and including $5 billion
      1.150%             Over $5 billion, up to and including $10 billion
      1.100%             Over $10 billion, up to and including $15 billion
      1.050%             Over $15 billion, up to and including $20 billion
      1.000%             In excess of $20 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.25% per year of the Fund's average weekly net assets, of which 0.20% is paid to Princeton Administrators, a wholly-owned subsidiary of Merrill Lynch & Co., Inc.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended September 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.


                                                          Semiannual Report | 17

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

5. INCOME TAXES

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At March 31, 2005, the Fund deferred realized currency losses of $2,613.

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

At September 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................................   $ 107,719,103
                                                             =============
Unrealized appreciation ..................................   $ 154,308,139
Unrealized depreciation ..................................        (669,214)
                                                             -------------
Net unrealized appreciation (depreciation) ...............   $ 153,638,925
                                                             =============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2005, aggregated $20,438,462 and $40,726,775, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in equity securities of Russian and East European companies includes certain risks not typically associated with investing in countries with more developed securities markets, such as political, economic and legal uncertainties, delays in settling portfolio transactions and the risk of loss from such countries' underdeveloped systems of securities registration and transfer.


18 | Semiannual Report

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

9. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds. The Fund did not participate in the CAGO Settlement. The SEC has not yet approved the distribution plan pertaining to the December 13, 2004 SEC Order. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of that order. The IDC continues to develop the plan of distribution under the August 2, 2004 SEC Order that resolved the SEC's market timing investigation.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices described above. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


                                                          Semiannual Report | 19

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

ANNUAL MEETING OF SHAREHOLDERS, AUGUST 26, 2005

The Annual Meeting of Shareholders of the Fund was held at the Fund's offices, 500 East Broward Boulevard, Fort Lauderdale, Florida, on August 26, 2005 for the purpose of electing three Directors of the Fund. At the meeting, the following persons were elected by the shareholders to serve as Directors of the Fund:
Harris J. Ashton, S. Joseph Fortunato and Constantine D. Tseretopoulos.* No other business was transacted at the meeting.

The results of the voting at the Annual Meeting are as follows:

Proposal: The election of three (3) Directors:

--------------------------------------------------------------------------------------------------------
                                                                % OF                              % OF
                                                               SHARES                             SHARES
                                                   % OF       PRESENT                  % OF      PRESENT
                                                OUTSTANDING     AND                OUTSTANDING     AND
TERM EXPIRING 2008                     FOR        SHARES       VOTING   WITHHELD      SHARES      VOTING
--------------------------------------------------------------------------------------------------------
Harris J. Ashton ................   3,988,681      73.86%      99.42%    23,117       0.43%       0.58%
S. Joseph Fortunato .............   3,964,403      73.41%      98.82%    47,395       0.88%       1.18%
Constantine D. Tseretopoulos ....   3,992,014      73.92%      99.51%    19,784       0.37%       0.49%

* Harmon E. Burns, Frank J. Crothers, Edith E. Holiday, Charles B. Johnson, Gordon S. Macklin, Fred R. Millsaps and Frank A. Olson are Directors of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders.


20 | Semiannual Report

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan") with the following features:

If shares of the Fund are held in the shareholder's name, the shareholder will automatically be a participant in the Plan unless he elects to withdraw. If the shares are registered in the name of a broker-dealer or other nominee (i.e., in "street name"), the broker-dealer or nominee will elect to participate in the Plan on the shareholder's behalf unless the shareholder instructs them otherwise, or unless the reinvestment service is not provided by the broker-dealer or nominee.

Participants should contact Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938, to receive the Plan brochure.

To receive dividends or distributions in cash, the shareholder must notify Mellon Bank, N.A. (the "Plan Administrator"), at the address above or the institution in whose name the shares are held. The Plan Administrator must receive written notice within ten business days before the record date for the distribution.

Whenever the Fund declares dividends in either cash or common stock of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in stock at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund's shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market.

The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax that may be payable on dividends or distributions.

Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested. The Plan Administrator's fees for a sale of shares through the Plan are $15.00 per transaction plus a $0.12 per share trading fee.

The participant may withdraw from the Plan without penalty at any time by written notice to the Plan Administrator sent to Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938. Upon withdrawal, the participant will receive, without charge, stock certificates issued in the participant's name for all full shares held by the Plan Administrator; or, if the participant wishes, the Plan Administrator will sell the participant's shares and send the proceeds, less a service charge of $15.00 and less trading fees of $0.12 per share, to the participant.


                                                          Semiannual Report | 21

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

TRANSFER AGENT
Mellon Investor Services LLC
480 Washington Boulevard
Jersey City, NJ 07310
1-800-416-5585
www.melloninvestor.com

SHAREHOLDER INFORMATION

Shares of Templeton Russia and East European Fund, Inc. are traded on the New York Stock Exchange under the symbol "TRF." Information about the net asset value and the market price is published each Monday in the WALL STREET JOURNAL, weekly in BARRON'S and each Saturday in THE NEW YORK TIMES and other newspapers. Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transactions section of newspapers.

For current information about distributions and shareholder accounts, call 1-800-416-5585. Registered shareholders can now access their Fund account on-line with INVESTOR SERVICEDIRECT(R). For information go to Mellon Investor Services' web site at https://vault.melloninvestor.com/isd and follow the instructions.

The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin Templeton Fund Information after 7 a.m. Pacific time any business day at 1-800/DIAL BEN(R) (1-800-342-5236). The Fund's net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.'s Mutual Fund Quotation Service ("NASDAQ MFQS").

Shareholders not receiving copies of the reports to shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund's mailing list by writing Templeton Russia and East European Fund, Inc., 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.


22 | Semiannual Report

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

CERTIFICATIONS

The Fund's Chief Executive Officer - Finance and Administration is required by the New York Stock Exchange's Listing Standards to file annually with the Exchange a certification that he is not aware of any violation by the Fund of the Exchange's Corporate Governance Standards applicable to the Fund. The Fund has filed such certification.

In addition, the Fund's Chief Executive Officer - Finance and Administration and Chief Financial Officer and Chief Accounting Officer are required by the rules of the U.S. Securities and Exchange Commission to provide certain certifications with respect to the Fund's Form N-CSR and Form N-CSRS (which include the Fund's annual and semiannual reports to shareholders) that are filed semiannually with the Commission. The Fund has filed such certifications with its Form N-CSRS for the fiscal year ended March 31, 2005. Additionally, the Fund expects to file, on or about November 30, 2005, such certifications with its Form N-CSR for the six months ended September 30, 2005.


                                                          Semiannual Report | 23

                      This page intentionally left blank.

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund Insured
Tax-Free Income Fund(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(7)
Colorado
Connecticut
Florida(7)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(6)
Michigan(6)
Minnesota(6)
Missouri
New Jersey
New York(7)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(8)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(6)   Portfolio of insured municipal securities.

(7) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(8) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/05                                          Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON
    INVESTMENTS

100 Fountain Parkway
P.O. Box 33030
St. Petersburg, FL 33733-8030

SEMIANNUAL REPORT

TEMPLETON RUSSIA AND
EAST EUROPEAN FUND, INC.

INVESTMENT MANAGER

Templeton Asset Management Ltd.

TRANSFER AGENT

Mellon Investor Services LLC
P.O. Box 3315
South Hackensack, NJ 07606-1915
Toll free number: 1-800/416-5585
Hearing Impaired phone number: 1-800/231-5469
Foreign Shareholders phone number: 201/680-6578 www.melloninvestor.com

FUND INFORMATION

1-800/342-5236

Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

TLTRF S2005 11/05






ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers principal financial and accounting officer.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Fred R. Millsaps, David W. Niemiec and Frank A. Olson, they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.         N/A


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Members of the Audit Committee are:  Fred R. Millsaps, Frank J. Crothers, David
W. Niemiec, Frank A. Olson and Constantine D. Tseretopoulos.


ITEM 6. SCHEDULE OF INVESTMENTS.        N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The board of directors of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's manager Templeton Asset Management Ltd in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the manager.

The manager has delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the manager's instructions and/or policies.

To assist it in analyzing proxies, the manager subscribes to Institutional Shareholder Services (ISS), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. In addition, the manager subscribes to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although ISS' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, the manager does not consider recommendations from ISS, Glass Lewis or any other third party to be determinative of the manager's ultimate decision. The manager votes proxies solely in the interests of the Fund and its shareholders. As a matter of policy, the officers, directors/trustees and employees of the Fund, the manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. All conflicts are resolved in the interests of the manager's clients. In situations where the manager perceives a material conflict of interest, the manager may: disclose the conflict to the Fund's board of directors; defer to the voting recommendation of the Fund's board of directors, ISS, Glass Lewis or those of another independent third party provider of proxy services; or take such other action in good faith (in consultation with counsel) which would protect the interests of the Fund and its shareholders.

The recommendation of management on any issue is a factor which the manager considers in determining how proxies should be voted, but is not determinative of the manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the manager will not support the position of the company's management in any situation where it deems that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

MANAGER'S PROXY VOTING POLICIES AND PRINCIPLES The manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the manager cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

BOARD OF DIRECTORS. The manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The manager may withhold votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company's corporate governance guidelines or provisions and performance.

RATIFICATION OF AUDITORS OF PORTFOLIO COMPANIES. In light of several high profile accounting scandals, the manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, the manager will examine proposals relating to non-audit relationships and non-audit fees. The manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence.

MANAGEMENT AND DIRECTOR COMPENSATION. A company's equity-based compensation plan should be in alignment with its shareholders' long-term interests. The manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. The manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the manager will generally oppose "golden parachutes" that are considered to be excessive. The manager will normally support proposals that require a percentage of directors' compensation to be in the form of common stock, as it aligns their interests with those of shareholders. The manager will review on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans.

ANTI-TAKEOVER MECHANISMS AND RELATED ISSUES. The manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. On occasion, the manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders' interests. The manager generally supports proposals that require shareholder rights' plans ("poison pills") to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. The manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." The manager generally supports "fair price" provisions and confidential voting.

CHANGES TO CAPITAL STRUCTURE. The manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase and proposals seeking preemptive rights. The manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.

MERGERS AND CORPORATE RESTRUCTURING. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether each will be beneficial to shareholders. The manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring and reincorporation proposals are also subject to a thorough examination on a case-by-case basis.

SOCIAL AND CORPORATE POLICY ISSUES. The manager will generally give management discretion with regard to social, environmental and ethical issues, although the manager may vote in favor of those that are believed to have significant economic benefits or implications for the Fund and its shareholders.

GLOBAL CORPORATE GOVERNANCE. Many of the tenets discussed above are applied to proxy voting decisions for international companies. However, the manager must be more flexible in these instances and must be mindful of the varied market practices of each region.

The manager will attempt to process every proxy it receives for all domestic and foreign proxies. However, there may be situations in which the manager cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. The manager may abstain from voting under certain circumstances or vote against items such as "Other Business" when the manager is not given adequate information from the company.

Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov and reflect the twelve-month period beginning July 1, 2004, and ending June 30, 2005.


ITEM 8. PORTFLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND
AFFILIATED PURCHASES.     N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANIES AND AFFILIATED PURCHASES.     N/A


ITEM 10.  SUBMISSION OF MATTERS OF A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.


ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer





                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

By /s/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By /s/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  November 21, 2005




By /s/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer
Date  November 21, 2005